Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Commitments and contingencies
Commitments and contingencies

10.    Commitments and contingencies

Legal and regulatory matters

The Company is routinely involved in claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing health care services and products. Legal matters that the Company currently deems to be material or noteworthy are described below. The Company records its litigation reserves for certain legal proceedings and regulatory matters to the extent that the Company determines an unfavorable outcome is probable and the amount of loss can be reasonably estimated. For the other matters described below, the Company believes that the loss is not probable and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company’s view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Beginning in 2012, the Company received certain communications alleging conduct in countries outside the United States that might violate the U.S. Foreign Corrupt Practices Act (“FCPA”) or other anti-bribery laws. The Company conducted investigations with the assistance of outside counsel and, in a continuing dialogue, advised the Securities and Exchange Commission (“SEC”) and the United States Department of Justice (“DOJ”) about these investigations. The DOJ and the SEC also conducted their own investigations, in which the Company cooperated.

In the course of this dialogue, the Company identified and reported to the DOJ and the SEC, and took remedial actions with respect to, conduct that resulted in the DOJ and the SEC seeking monetary penalties including disgorgement of profits and other remedies. This conduct revolved principally around the Company’s products business in countries outside the United States.

On March 29, 2019, the Company entered into a non-prosecution agreement (“NPA”) with the DOJ and a separate agreement with the SEC (“SEC Order”) intended to resolve fully and finally the U.S. government allegations against the Company arising from the investigations. Both agreements included terms starting August 2, 2019. The DOJ NPA and SEC Order are both scheduled to terminate on December 31, 2022. In 2019, the Company paid a combined total in penalties and disgorgement of approximately $231,715 (€205,854) to the DOJ and the SEC in connection with these agreements. The entire amount paid to the DOJ and the SEC was reserved for in charges that the Company recorded in 2017 and 2018 and announced in 2018. As part of the resolution, the Company agreed to certain self-reporting obligations and to retain an independent compliance monitor. Due in part to COVID-19 pandemic restrictions, the monitorship program faced certain delays, but the Company is working to complete all its obligations under the resolution with the DOJ and SEC in 2022.

In 2015, the Company self-reported to the German prosecutor conduct with a potential nexus to Germany and continues to cooperate with government authorities in Germany in their review of the conduct that prompted the Company’s and United States government investigations.

Since 2012, the Company has made and continues to make further significant investments in its compliance and financial controls and in its compliance, legal and financial organizations. The Company’s remedial actions included separation from those employees responsible for the above-mentioned conduct. The Company is dealing with post-FCPA review matters on various levels. The Company continues to be fully committed to compliance with the FCPA and other applicable anti-bribery laws.

Personal injury and related litigation involving FMCH’s acid concentrate product, labeled as Granuflo® or Naturalyte®, first arose in 2012. FMCH’s insurers agreed to the settlement in 2017 of personal injury litigation and funded $220,000 (€179,284) of the settlement fund under a reciprocal reservation of rights. FMCH accrued a net expense of $60,000 (€48,896) in connection with the settlement, including legal fees and other anticipated costs. Following the settlement, FMCH’s insurers in the AIG group initiated litigation against FMCH seeking to be indemnified by FMCH for their $220,000 (€179,284) outlay and FMCH initiated litigation against the AIG group to recover defense and indemnification costs FMCH had borne. National Union Fire Insurance v. Fresenius Medical Care, 2016 Index No. 653108 (Supreme Court of New York for New York County).

Discovery in the litigation is complete. The AIG group abandoned certain of its coverage claims and submitted expert reports on damages asserting that, if AIG prevails on all its remaining claims, it should recover $60,000 (€48,896). FMCH contests all of AIG’s claims and submitted expert reports supporting rights to recover $108,000 (€88,012) from AIG, in addition to the $220,000 (€179,284) already funded. A trial date has not been set in the matter.

In August 2014, FMCH received a subpoena from the United States Attorney’s Office (“USAO”) for the District of Maryland inquiring into FMCH’s contractual arrangements with hospitals and physicians involving contracts relating to the management of in-patient acute dialysis services. On August 27, 2020, after the USAO declined to pursue the matter by intervening, the United States District Court for Maryland unsealed a 2014 relator’s qui tam complaint that gave rise to the investigation. The relator thereafter served the complaint and proceeded on his own in part by filing an amended complaint making broad allegations about financial relationships between FMCH and nephrologists. FMCH’s motion to dismiss the amended complaint remains pending. On October 5, 2021, the District Court for Maryland granted FMCH’s motion to transfer the case to the United States District Court for Massachusetts, where the litigation continues. Flanagan v. Fresenius Medical Care Holdings, Inc., 1:21-cv-11627.

In July 2015, the Attorney General for Hawaii issued a civil complaint under the Hawaii False Claims Act alleging a conspiracy pursuant to which certain Liberty Dialysis subsidiaries of FMCH overbilled Hawaii Medicaid for Liberty’s Epogen® administrations to Hawaii Medicaid patients during the period from 2006 through 2010, prior to the time of FMCH’s acquisition of Liberty. Hawaii v. Liberty Dialysis—Hawaii, LLC et al., Case No. 15-1-1357-07 (Hawaii 1st Circuit). The State alleged that Liberty acted unlawfully by relying on incorrect and unauthorized billing guidance provided to Liberty by Hawaii’s contracted administrator for its Medicaid program.Liberty initiated an administrative action challenging the State’s recoupment of alleged overpayments from sums currently owed to Liberty. On June 7, 2022, FMCH and Hawaii entered into an agreement under which FMCH paid Hawaii $13,000 (€12,193) in restitution and interest and all claims, counterclaims, and cross-claims raised by or against FMCH in any part of the litigation are extinguished.

On August 31, 2015, FMCH received a subpoena under the False Claims Act from the United States Attorney for the District of Colorado (Denver) inquiring into FMCH’s participation in and management of dialysis facility joint ventures in which physicians are partners. FMCH cooperated in the Denver USAO investigation, which FMCH understands had concluded on or before June 1, 2022.

On November 25, 2015, FMCH received a subpoena under the False Claims Act from the United States Attorney for the Eastern District of New York (Brooklyn) also inquiring into FMCH’s involvement in certain dialysis facility joint ventures in New York. On September 26, 2018, the Brooklyn USAO declined to intervene on the qui tam complaint filed under seal in 2014 that gave rise to this investigation. CKD Project LLC v. Fresenius Medical Care, 2014 Civ. 06646 (E.D.N.Y. November 12, 2014). The District Court unsealed the complaint, allowing the relator to proceed on its own. On August 3, 2021, the District Court granted FMCH’s motion to dismiss the relator’s amended complaint, dismissed the case with prejudice and declined to allow further amendment. On August 27, 2021, the relator appealed to the United States Court of Appeals for the Second Circuit.

In 2014, two New York physicians filed under seal a qui tam complaint in the United States District Court for the Eastern District of New York (Brooklyn), alleging violations of the False Claims Act relating to FMCH’s vascular access line of business. As previously disclosed, on October 6, 2015, the United States Attorney for the Eastern District of New York (Brooklyn) issued subpoenas to FMCH indicating its investigation now seen to be related to the two relators’ complaint. FMCH cooperated in the Brooklyn investigation, which was understood to be separate and distinct from settlements entered in 2015 in Connecticut, Florida and Rhode Island of allegations against American Access Care LLC (“AAC”) following FMCH’s 2011 acquisition of AAC.

On July 12, 2022, after the Court denied the USAO’s motions to renew the sealing of the relators’ complaint, the USAO filed a complaint-in-intervention. United States ex rel. Pepe and Sherman v. Fresenius Vascular Care, Inc. et al, 1:14-cv-3505. The United States’ and relators’ complaints allege that the defendants billed and received government payment for surgery that was not medically necessary. FMCH expects to defend the allegations asserted in the litigation now proceeding.

On November 18, 2016, FMCH received a subpoena under the False Claims Act from the United States Attorney for the Eastern District of New York (Brooklyn) seeking documents and information relating to the operations of Shiel Medical Laboratory, Inc. (“Shiel”), which FMCH acquired in October 2013. FMCH cooperated in the investigation, but contended that, under the asset sale provisions of its 2013 Shiel acquisition, it was not responsible for Shiel’s conduct prior to the date of the acquisition. On December 12, 2017, FMCH sold to Quest Diagnostics certain Shiel operations but retained responsibility for responding to the Brooklyn USAO’s investigation.

On June 14, 2022, the Brooklyn USAO declined to intervene on anonymous relators’ complaints first filed under seal under the False Claims Act in 2016, which apparently precipitated the Brooklyn USAO’s investigation into Shiel. The anonymous relators may now elect to serve their complaints and thereafter proceed with litigation at their own expense, but have not yet done so.

On March 12, 2018, Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor Fresenius Medical Care Renal Pharma France S.A.S. (collectively, “VFMCRP”) (see note 3), filed a complaint for patent infringement against Lupin Atlantis Holdings SA and Lupin Pharmaceuticals Inc. (collectively, “Lupin”), and Teva Pharmaceuticals USA, Inc. (“Teva”) in the U.S. District Court for the District of Delaware (Case 1:18-cv-00390-MN, “first complaint”). The patent infringement action is in response to Lupin and Teva’s filings of Abbreviated New Drug Applications (“ANDA”) with the U.S. Food and Drug Administration (“FDA”) for generic versions of Velphoro®. Velphoro® is protected by patents listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, also known as the Orange Book. The complaint was filed within the 45-day period provided for under the Hatch-Waxman legislation, and triggered a stay of FDA approval of the ANDAs for 30 months (specifically, up to July 29, 2020 for Lupin’s ANDA; and August 6, 2020 for Teva’s ANDA. In response to another ANDA being filed for a generic Velphoro®, VFMCRP filed a complaint for patent infringement against Annora Pharma Private Ltd., and Hetero Labs Ltd. (collectively, “Annora”), in the U.S. District Court for the District of Delaware on December 17, 2018. The case was settled among the parties, thus terminating the court action on August 4, 2020. On May 26, 2020, VFMCRP filed a further complaint for patent infringement against Lupin in the U.S. District Court for the District of Delaware (Case No. 1:20-cv-00697-MN) in response to Lupin’s ANDA for a generic version of Velphoro® and on the basis of a newly listed patent in the Orange Book. On July 6, 2020, VFMCRP filed an additional complaint for patent infringement against Lupin and Teva in the U.S. District Court for the District of Delaware (Case No. 1:20-cv-00911-MN, “second complaint”) in response to the companies’ ANDA for generic versions of Velphoro® and on the basis of two newly listed patents in the Orange Book. All cases involving Lupin as defendant were settled among the parties, thus terminating the corresponding court actions on December 18, 2020. In relation to the remaining pending cases and the defendant Teva, trial took place for the first complaint between January 19 and 22, 2021. The Court has not yet issued a decision. Another patent newly listed in the Orange Book was added to the second complaint on June 23, 2021. Trial was scheduled for the second complaint for late June 2022, but was cancelled on June 14, 2022. A new trial date has not yet been set.

On December 17, 2018, FMCH was served with a subpoena under the False Claims Act from the United States Attorney for the District of Colorado (Denver) as part of an investigation of allegations against DaVita, Inc. (“DaVita”) involving transactions between FMCH and DaVita. The subject transactions include sales and purchases of dialysis facilities, dialysis-related products and pharmaceuticals, including dialysis machines and dialyzers, and contracts for certain administrative services. FMCH cooperated in the investigation.

On June 28, 2019, certain FMCH subsidiaries filed a complaint against the United States seeking to recover monies owed to them by the United States Department of Defense under the Tricare program, and to preclude Tricare from recouping monies previously paid. Bio-Medical Applications of Georgia, Inc., et al. v. United States, CA 19-947, United States Court of Federal Claims. Tricare provides reimbursement for dialysis treatments and other medical care provided to members of the military services, their dependents and retirees. The litigation challenges unpublished administrative actions by Tricare administrators reducing the rate of compensation paid for dialysis treatments provided to Tricare beneficiaries based on a recasting or “crosswalking” of codes used and followed in invoicing without objection for many years. Tricare administrators have acknowledged the unpublished administrative action and declined to change or abandon it. On July 8, 2020, the U.S. government filed its answer (and confirmed its position) and litigation is continuing. The court has not yet set a date for trial in this matter. FMCH has imposed a constraint on revenue otherwise recognized from the Tricare program that it believes, in consideration of facts currently known, sufficient to account for the risk of this litigation.

On August 21, 2020, FMCH was served with a subpoena from the United States Attorney for the District of Massachusetts requesting information and documents related to urgent care centers that FMCH owned, operated, or controlled as part of its ChoiceOne and Medspring urgent care operations prior to its divestiture of and exit from that line of business in 2018. The subpoena appears to be related to an ongoing investigation of alleged upcoding in the urgent care industry, which has resulted in certain published settlements under the federal False Claims Act. FMCH is cooperating in the investigation.

In February 2022, the Company received a formal request for information from the Hessen Data Protection Authority (“Hessischer Beauftragter für Datenschutz und Informationsfreiheit” or “HBDI”). The information request relates to specific data processing functions of a few of the Company’s peritoneal dialysis devices. The Company is committed to comply with the HBDI’s request and cooperate with them, and it is working to provide the relevant information.

On March 20 and April 12, 2022, respectively, an attorney employed as general counsel for the Company’s North American division from 2013 to 2016 filed a complaint with the Occupational Safety and Health Administration (“OSHA”) under the Sarbanes-Oxley Act of 2002 and other anti-retaliation statutes, and a civil lawsuit in Suffolk County, Massachusetts seeking compensation for personnel management decisions allegedly adverse to him. OSHA Case No. 1-076-22-049; Kott v. National Medical Care, Inc., Case No. 22-802 (Superior Court, Suffolk County, Mass.).

The plaintiff alleges in support of his demands for compensation that he was transferred to a subordinate position in the global legal department, and subsequently terminated from employment as part of the FME 25 reorganization, in retaliation for legal advice he provided with respect to a licensing agreement with DaVita relating to pharmaceutical operations and products. The DaVita licensing agreement expired by its terms in 2017.

As previously disclosed in the Company’s financial statements, the United States Department of Justice has reviewed multiple aspects of the DaVita contract in question, including those relevant to the plaintiff’s allegations. No enforcement action has resulted against the Company.

Other bases of retaliation alleged by the plaintiff implicate internal personnel and privacy protection concerns that do not impact ongoing operations, and on which the Company does not comment.

On April 21, 2022, the U.S. FDA recommended that FMCH temporarily pause shipping of new dialysis machines in the United States. FMCH has accepted the recommendation and will not resume shipping before notifying the FDA. The temporary pause implicates a machine component that was already scheduled to be replaced later in 2022.

The FDA’s recommendation was made in the course of implementing a bio-compatibility risk assessment process recently recommended by the FDA, and voluntarily initiated by FMCH, that allows the FDA and medical device manufacturers to explore previously unknown or unaddressed bio-compatibility risks for which there is otherwise no reporting requirement before administrative actions, if any, are deemed appropriate or necessary. The Company is working with the FDA to resolve the matter by the end of 2022.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company’s defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, insurance plans and suppliers, conducts its operations under intense government regulation and scrutiny.The Company must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories, dialysis clinics and other health care facilities, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the FDA and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA, and/or comparable foreign regulatory authority which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If the Company does not address matters raised in warning letters or other enforcement notices to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company’s products and/or criminal prosecution. FMCH completed remediation efforts with respect to one pending FDA warning letter and is awaiting confirmation as to whether the letter is now closed. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, the federal Civil Monetary Penalties Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company’s interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence whistleblower actions. By virtue of this regulatory environment, the Company’s business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, subpoenas, other inquiries, claims and litigation relating to the Company’s compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of whistleblower actions, which are initially filed under court seal.

The Company operates many facilities and handles the personal data of its patients and beneficiaries throughout the United States and other parts of the world and engages with other business associates to help it carry out its health care activities. In such a widespread, global system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies and its business associates. On occasion, the Company or its business associates may experience a breach under the Health Insurance Portability and Accountability Act Privacy Rule and Security Rules, the EU’s General Data Protection Regulation and or other similar laws (“Data Protection Laws”) when there has been impermissible use, access, or disclosure of unsecured personal data or when the Company or its business associates neglect to implement the required administrative, technical and physical safeguards of its electronic systems and devices, or a data breach that results in impermissible use, access or disclosure of personal identifying information of its employees, patients and beneficiaries. On those occasions, the Company must comply with applicable breach notification requirements.

The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of its employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company’s policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act, Data Protection Laws, the Health Information Technology for Economic and Clinical Health Act and the Foreign Corrupt Practices Act, among other laws and comparable state laws or laws of other countries.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker’s compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

In Germany, the tax audits for the years 2006 through 2009 have been substantially completed. The German tax authorities have indicated a re-qualification of dividends received in connection with intercompany mandatorily redeemable preferred shares into fully taxable interest payments for these and subsequent years until 2013. The Company has defended its position and will avail itself of appropriate remedies. The Company is also subject to ongoing and future tax audits in the U.S., Germany and other jurisdictions in the ordinary course of business. Tax authorities routinely pursue adjustments to the Company’s tax returns and disallowances of claimed tax deductions. When appropriate, the Company defends these adjustments and disallowances and asserts its own claims. A successful tax related claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition and results of operations.

The Company is subject to residual value guarantees in certain lease contracts, primarily real estate contracts, for which it is the lessee in the amount of $217,682 (€209,572). Under the terms of these leases, the Company has the option to remarket the underlying leased properties to satisfy its residual value guarantee obligations at the end of the lease term. As of June 30, 2022, the estimated fair market value of the underlying leased assets exceeded the related residual value guarantees and, therefore, the Company did not have any risk exposure relating to these guarantees.

Other than those individual contingent liabilities mentioned above, the current estimated amount of the Company’s other known individual contingent liabilities is immaterial.